Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of the Company have been prepared in accordance with GAAP for interim financial information as found in the ASC and ASUs of the FASB, and with the instructions to Form 10-Q and Article 10 of Regulation S-X promulgated by the SEC. In the opinion of management, the accompanying unaudited interim consolidated financial statements of the Company include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the unaudited interim consolidated financial statements) considered necessary to present fairly the Company’s financial position as of March 31, 2023, and its results of operations and cash flows for the three months ended March 31, 2023 and 2022. Operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023. The unaudited interim consolidated financial statements presented herein do not contain the required disclosures under GAAP for annual financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended December 31, 2022 filed with the SEC as part of the Annual Report.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with Generally Accepted Accounting Principles. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification and Accounting Standards Updates of the Financial Accounting Standards Board.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

On an ongoing basis, the Company evaluates its estimates using historical experience and other factors, including the current economic environment. Significant items subject to such estimates are assumptions used for purposes of determining stock-based compensation. Management believes its estimates to be reasonable under the circumstances. Actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

On an ongoing basis, the Company evaluates its estimates using historical experience and other factors, including the current economic environment. Significant items subject to such estimates are assumptions used for purposes of determining stock-based compensation and accounting for research and development activities. Management believes its estimates to be reasonable under the circumstances. Actual results could differ significantly from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair Value of Financial InstrumentsThe carrying amounts of the Company’s financial instruments, including cash, cash equivalents, and accounts payable approximate fair value due to the short-term nature of those instruments.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash, cash equivalents, marketable securities, and accounts payable approximate fair value due to the short-term nature of those instruments.

Concentration Risk, Credit Risk, Policy [Policy Text Block]	Concentration of Credit RiskFinancial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash, cash equivalents, and marketable securities.

Concentration of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash on deposit with multiple financial institutions, the balances of which frequently exceed federally insured limits.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash EquivalentsThe Company considers any highly-liquid investments, such as money market funds, with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers any highly-liquid investments, such as money market funds, with an original maturity of three months or less to be cash equivalents.
Marketable Securities, Policy [Policy Text Block]	Marketable securitiesThe Company classifies its marketable securities as available-for-sale, which include commercial paper and U.S. government debt securities with original maturities of greater than three months from date of purchase. The Company considers its marketable securities as available for use in current operations, and therefore classifies these securities as current assets on the consolidated balance sheet. These securities are carried at fair value, with unrealized gains and losses reported in comprehensive loss and accumulated other comprehensive loss within stockholders’ equity. Gains or losses on marketable securities sold will be based on the specific identification method.The Company routinely monitors the difference between cost and the estimated fair value of its investments. Each reporting period, securities with unrealized losses are reviewed to determine whether the decline in fair value requires the recognition of an allowance for credit losses. Factors considered in the review include (i) current market interest rates, (ii) general financial condition of the issuer, (iii) issuer's industry and future business prospects, (iv) issuer's past defaults in principal and interest payments, and (v) the payment structure of the investment and the issuer's ability to make contractual payments on the investment.

Marketable Securities

The Company classifies its marketable securities as available-for-sale, which include commercial paper and U.S. government debt securities with original maturities of greater than three months from date of purchase. The Company considers its marketable securities as available for use in current operations, and therefore classifies these securities as current assets on the consolidated balance sheet. These securities are carried at fair value, with unrealized gains and losses reported in comprehensive loss and accumulated other comprehensive loss within stockholders’ equity. Gains or losses on marketable securities sold will be based on the specific identification method.

Stockholders' Equity, Policy [Policy Text Block]

Reverse Stock Split

On April 18, 2022, the Company filed a Certificate of Amendment to its Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to implement the Reverse Stock Split at a ratio of 1-to-50. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise would have been entitled to receive fractional shares of common stock became entitled to receive an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by $12.93, representing the split-adjusted average closing price of the Company’s common stock on the Nasdaq Capital Market for the five consecutive trading days immediately preceding the effective date of the Reverse Stock Split. Proportional adjustments were made to the Company’s outstanding warrants, stock options, and other equity securities, as well as to the reserve of shares available for future issuance under the 2015 Equity Plan, to reflect the Reverse Stock Split, in each case, in accordance with the respective terms thereof.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible Asset

In the third quarter of 2021, the Board of Directors made a determination to no longer dedicate financial resources to the Company's DFN-529 intangible asset and any future internal development efforts were abandoned. In connection with this decision, the Company concluded that DFN-529 was impaired in its entirety and as such, the Company recognized a non-cash impairment charge of $8.6 million in 2021. The abandonment also resulted in an income tax benefit of $0.4 million due to the tax effect of the reduction in the deferred tax liability associated with the asset.

Research and Development Expense, Policy [Policy Text Block]	Research and DevelopmentMajor components of research and development costs include internal research and development (such as salaries and related employee benefits, equity-based compensation, supplies and allocated facility costs) and contracted services (research and development activities performed on the Company’s behalf). Costs incurred for research and development are expensed as incurred.Upfront payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered.

Research and Development

Major components of research and development costs include internal research and development (such as salaries and related employee benefits, equity-based compensation, supplies and allocated facility costs) and contracted services (research and development activities performed on the Company’s behalf). Costs incurred for research and development are expensed as incurred.

At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the services provided, the Company may record net prepaid or accrued expenses relating to these costs.

Upfront payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered.

Legal Costs, Policy [Policy Text Block]	Patent CostsPatent costs, including related legal costs, are expensed as incurred and are recorded within general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Patent Costs

Patent costs, including related legal costs, are expensed as incurred and are recorded within general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Income Tax, Policy [Policy Text Block]

Income Taxes

As a corporation, the Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on its income tax return it files, if such a position is more likely than not to be sustained.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes, (“ASC 740-10”) defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with the disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of total interest expense and other expense, respectively. The Company adopted ASU No. 2019-12 in the first quarter of 2021 and the adoption did not have a material impact on the Company's consolidated financial statements.

Share-Based Payment Arrangement [Policy Text Block]	Stock-based CompensationThe Company measures stock-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the award. The Company uses the Black-Scholes Model to value its stock option awards. Estimating the fair value of stock option awards requires management to apply judgment and make estimates, including the volatility of the Company’s common stock, the expected term of the Company’s stock options, the expected dividend yield and the fair value of the Company’s common stock on the measurement date. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.For certain stock option grants, the expected term was estimated using the “simplified method” for employee options as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post vesting employment termination behavior for its stock option grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. The Company uses the simplified method to estimate the expected term.For stock price volatility, the Company uses a combination of its own historical stock price and comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The Company assumes no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company’s history of not paying dividends. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected term of the option. The Company accounts for forfeitures in the periods they occur.	Stock-based CompensationThe Company measures stock-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the award. The Company uses the Black-Scholes Model to value its stock option awards. Estimating the fair value of stock option awards requires management to apply judgment and make estimates, including the volatility of the Company’s common stock, the expected term of the Company’s stock options, the expected dividend yield and the fair value of the Company’s common stock on the measurement date. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.For certain stock option grants, the expected term was estimated using the “simplified method” for employee options as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post vesting employment termination behavior for its stock option grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. During the year ended December 31, 2022, the Company uses the simplified method to estimate the expected term.For stock price volatility, the Company uses a combination of its own historical stock price and comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The Company assumes no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company’s history of not paying dividends. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected term of the option. The Company accounts for forfeitures in the periods they occur.
Earnings Per Share, Policy [Policy Text Block]	Net Loss Per Common ShareBasic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted net loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as common stock warrants, stock options and unvested restricted stock that would result in the issuance of incremental shares of common stock. In computing the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remains the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation as the impact is anti-dilutive.The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:
	March 31,
	2023	2022
Common stock warrants	88,252	111,891
Stock options	104,047	116,564
Unvested restricted stock awards	2,910	5,182
	195,209	233,637
Net Loss Per Common ShareBasic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted net loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as common stock warrants, stock options and unvested restricted stock that would result in the issuance of incremental shares of common stock. In computing the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remains the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation as the impact is anti-dilutive.The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:
	December 31,
	2022	2021
Common stock warrants	111,891	129,989
Stock options	140,040	72,454
Unvested restricted stock units	3,652	5,509
	255,583	207,952

New Accounting Pronouncements, Policy [Policy Text Block]	Recently Adopted Accounting PronouncementsIn June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses, Measurement of Credit Losses on Financial Instruments (Topic 326). The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income. For available-for-sale debt securities, entities will be required to recognize an allowance for credit losses rather than a reduction in carrying value of the asset. Entities will no longer be permitted to consider the length of time that fair value has been less than amortized cost when evaluating when credit losses should be recognized. The Company adopted the guidance using a modified retrospective approach as of January 1, 2023 which resulted in no cumulative-effect adjustment to retained earnings.The updated guidance in ASU 2016-13 also amended the previous other-than-temporary impairment (“OTTI”) model for available-for-sale fixed income securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The Company adopted the guidance related to available-for-sale fixed income securities on January 1, 2023 using a prospective transition approach for available-for-sale fixed income securities that were purchased with credit deterioration or had recognized an OTTI write-down prior to the effective date. The effect of the prospective transition approach was to maintain the same amortized cost basis before and after the effective date.	Recently Issued But Not Yet Adopted Accounting PronouncementsIn June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses, Measurement of Credit Losses on Financial Instruments (Topic 326). The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income. For available-for-sale debt securities, entities will be required to recognize an allowance for credit losses rather than a reduction in carrying value of the asset. Entities will no longer be permitted to consider the length of time that fair value has been less than amortized cost when evaluating when credit losses should be recognized. This new guidance is effective for the Company as of January 1, 2023. The Company is currently evaluating the impact of this ASU and does not expect that adoption of this standard will have a material impact on its consolidated financial statements and related disclosures.